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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               --------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC
Address: 80 South 8th Street
         Suite 1902
         Minneapolis, MN 55402

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harrison T. Grodnick
Title: Chief Operating Officer
Phone: (612) 334-2000

Signature, Place, and Date of Signing:

/s/ Harrison T. Grodnick            Minneapolis, Minnesota   November 14, 2005
---------------------------------
[Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                        1

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       22

Form 13F Information Table Value Total: $225,758
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
Name of Issuer           TITLE OF CLASS   CUSIP       Value (X$1000)   SH or PRN AMT   SH/PRN   PUT/CALL   Invest. Disc
----------------------   --------------   ---------   --------------   -------------   ------   --------   ------------
Altria Group Inc         Common           02209S103            14614          198270   SH                  Sole
Andrew Corp              Common           033425108             8581          769632   SH                  Sole
Apple Computer Inc       Common           037833100             9044          168707   SH                  Sole
Armor Holdings Inc       Common           042260109             8186          190335   SH                  Sole
Costco Whsl Corp New     Common           22160K105             7286          169080   SH                  Sole
Dynegy Inc Cl A          CL A             26816Q101             8760         1859891   SH                  Sole
Goldcorp Inc New         Common           380956409            11322          564980   SH                  Sole
H E I Inc                Common           404160103             2321          694825   SH                  Sole
Laureate Education Inc   Common           518613104            10796          220470   SH                  Sole
M D U Resources Group    Common           552690109            15605          437737   SH                  Sole
Marathon Oil Corp        Common           565849106            17514          254081   SH                  Sole
Mc Donalds Corp          Common           580135101            11483          342887   SH                  Sole
Newmont Mining Corp      Common           651639106            10798          228912   SH                  Sole
Oneok Inc New            Common           682680103            11168          328292   SH                  Sole
Perkinelmer Inc          Common           714046109             8135          399381   SH                  Sole
Raytheon Company New     Common           755111507            10146          266856   SH                  Sole
Regis Corp Minn          Common           758932107             9346          247115   SH                  Sole
Sony Corp Adr New        ADR New          835699307             8918          268701   SH                  Sole
3m Company               Common           88579Y101            12557          171170   SH                  Sole
Unisys Corp              Common           909214108             6621          997208   SH                  Sole
Wabtec Corp.             Common           929740108            10351          379430   SH                  Sole
Xerox Corp               Common           984121103            12203          893990   SH                  Sole